THE ACQUISITION OF THE Company of AI Solutions and Insurance Business - Consideration (Details) - USD ($)	Dec. 27, 2024	Mar. 31, 2025
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Goodwill		$ 135,244,924
AI Solutions and Insurance Business
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
The value of the shares issued	$ 139,991,322
Total consideration	139,991,322
Net assets	4,746,398
Goodwill	$ 135,244,924